Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share
3.	LOSS PER SHARE
The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders (in thousands, except per share data):

	Three Months Ended September 30,
	2021	2020
Net loss	$(51,325)	$(2,771)
Weighted-average shares outstanding – Basic and Diluted	8,823,458	7,102,536
Net loss per share - Basic and Diluted	$(5.82)	$(0.39)

	Nine Months Ended September 30,
	2021	2020
Net loss	$(296,685)	$(6,200)
Weighted-average shares outstanding – Basic and Diluted	8,458,054	7,099,532
Net loss per share - Basic and Diluted	$(35.08)	$(0.87)
There were no common stock options, warrants or preferred stock that were dilutive for the three and nine months ended September 30, 2021 and 2020. Due to net losses for the three and nine months ended September 30, 2021 and 2020, basic and diluted net loss per common share were the same, as the effect of potentially dilutive securities would have been anti-dilutive. The following outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	Three Months Ended September 30,
	2021	2020
Stock options	2,792,655	3,562,417
Redeemable convertible preferred stock	38,768,389	32,865,949
Warrants	—	1,738,382

	41,561,044	38,166,748

	Nine Months Ended September 30,
	2021	2020
Stock options	2,792,655	3,562,417
Redeemable convertible preferred stock	38,768,389	32,865,949
Warrants	—	1,738,382

	41,561,044	38,166,748

3.	LOSS PER SHARE
The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2020 and 2019 (in thousands, except per share data):

	2020	2019
Net loss	$(30,419)	$(11,467)
Series B Redeemable Convertible Preferred Stock accretion	—	(79)

Net Loss to Common Stockholders	$(30,419)	$(11,546)

Weighted-average shares outstanding – Basic and Diluted	7,108,389	7,043,575

Net loss per share – Basic and Diluted	$(4.28)	$(1.64)
There was no common stock, warrants and redeemable convertible preferred stock that were dilutive for the years ended December 31, 2020 and 2019. Due to net losses for the years ended December 31, 2020 and 2019, basic and diluted net loss per common share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.
The following outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	2020	2019
Stock options	3,891,768	2,104,223
Preferred stock	32,865,949	32,865,949
Warrants	1,738,382	1,668,382

	38,496,099	36,638,554